Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Core Trust III
Entity Central Index Key	0001411674
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000069418
Shareholder Report [Line Items]
Fund Name	Project and Trade Finance Core Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Project and Trade Finance Core Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Project and Trade Finance Core Fund	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes including the Bloomberg Global Aggregate Index, which represents the overall global investment-grade debt market. The Fund seeks to provide total return by investing primarily in trade finance, structured trade, export finance, import finance and project finance or related assets of companies or other entities (including sovereign entities) primarily located in or having exposure to global emerging markets (“trade finance related securities”) that generate income.

Top Contributors to Performance

  Fund asset allocation to the Energy sector was the largest sector contributor to relative performance.

  Fund allocation to the Sub-Saharan Africa region was the largest region contributor to relative performance.

  Continued elevated base rate continued to positively impact performance.

Top Detractors from Performance

  Cash positions caused a drag on relative performance.

  While still positive, the Automotive sector allocation had the smallest sector contribution to return.

  While still positive, the North America region allocation had the smallest region contribution to return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Project and Trade Finance Core Fund	Bloomberg Global Aggregate Bond Index	ICE BofA US Dollar 1-Month Deposit Offered Rate Constant Maturity Index
3/31/2015	$10,000	$10,000	$10,000
3/31/2016	$10,335	$10,457	$10,025
3/31/2017	$10,649	$10,258	$10,081
3/31/2018	$10,946	$10,973	$10,209
3/31/2019	$11,420	$10,931	$10,437
3/31/2020	$11,504	$11,390	$10,659
3/31/2021	$12,064	$11,922	$10,688
3/31/2022	$12,249	$11,158	$10,699
3/31/2023	$13,205	$10,258	$10,986
3/31/2024	$14,358	$10,309	$11,580
3/31/2025	$15,619	$10,623	$12,173

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg Global Aggregate Bond Index as the new broad-based securities market index in accordance with the SEC’s revised requirements for such an index.
Updated Performance Information Location [Text Block]	FederatedHermes.com/us/FundInformation
AssetsNet	$ 1,291,485,608
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,291,485,608 Number of Investments106 Portfolio Turnover44% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	13.5%
Trade Finance Agreements	84.6%

Material Fund Change [Text Block]